Stockholders' Equity (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Shares reserved for issuance for outstanding options	6,788,655	6,503,646	6,590,195
Shares reserved for issuance for outstanding restricted stock units	819,248
Shares reserved for issuance for future grants	6,819,449	9,008,996
Shares reserved for issuance for future option grant		9,008,996	9,108,996
Shares reserved for issuance under the warrants			17,732,700
Common Stock, Capital Shares Reserved for Future Issuance	14,427,352	15,512,642	33,431,891